INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, carrying amount (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Current
Borrowings	$ 63,721,735	$ 66,477,209	$ 65,308,928
Corporate bonds	12,611,940	8,416,768	3,262,924
Non-current
Corporate bonds	18,364,894	8,018,884
Borrowings	41,226,610	37,079,521	25,708,205
Amortized cost
Current
Corporate bonds	12,611,940	8,416,768	3,262,924
Non-current
Corporate bonds	18,364,894	8,018,884
Fair value
Current
Corporate bonds	11,997,981	7,632,806	3,126,570
Non-current
Corporate bonds	16,135,876	6,972,332
Bank borrowings
Current
Borrowings	47,646,912	52,274,611	54,304,759
Non-current
Borrowings	3,497,671	16,239,743	25,253,940
Bank borrowings | Amortized cost
Current
Borrowings	47,646,912	52,274,611	54,304,759
Non-current
Borrowings	3,497,671	16,239,743	25,253,940
Bank borrowings | Fair value
Current
Borrowings	44,578,784	52,088,002	51,842,735
Non-current
Borrowings	$ 3,072,395	$ 1,427,455	$ 20,610,018